UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3578

Aquila Three Peaks High Income Fund
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: December 31, 2011

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments.

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2012
(unaudited)

Principal
Amount	Corporate Bonds (95.5%)	Value	(a)

	Advertising/Sales (0.7%)
	Lamar Media Corp.
$2,250,000	7.875%, 04/15/18	$2,460,938

	Advertising Services (0.5%)
	Visant Corp.
2,000,000	10.000%, 10/01/17	1,867,500

	Apparel Manufacturers (2.0%)
	Levi Strauss & Co.
6,750,000	8.875%, 04/01/16	6,969,443

	Auto - Medium & Heavy Duty Trucks (0.7%)
	Oshkosh Corp.
2,350,000	8.250%, 03/01/17	2,549,750

	Cable & Satellite TV (4.1%)
	Cablevision Systems Corp.
1,450,000	7.750%, 04/15/18	1,515,250

	CCO Holdings LLC
6,000,000	7.250%, 10/30/17	6,435,000

	Dish DBS Corp.
1,500,000	6.750%, 06/01/21	1,616,250

	EchoStar DBS Corp.
3,750,000	7.125%, 02/01/16	4,148,438

	Harron Communications, L.P.
925,000	9.125%, 04/01/20 144A	959,688

		14,674,626

	Casino Hotels (1.6%)
	Ameristar Casinos, Inc.
3,500,000	7.500%, 04/15/21	3,670,625

	Wynn Las Vegas
2,000,000	7.750%, 08/15/20	2,197,500

		5,868,125

	Coal (4.9%)
	Arch Coal, Inc.
2,000,000	7.250%, 10/01/20	1,855,000

	Arch Western Finance, LLC
1,295,000	6.750%, 07/01/13	1,296,619

	Cloud Peak Energy Resources LLC
5,500,000	8.250%, 12/15/17	5,610,000

	CONSOL Energy, Inc.
3,250,000	8.000%, 04/01/17	3,388,125

	Peabody Energy Corp.
5,500,000	6.000%, 11/15/18 144A	5,390,000

		17,539,744

	Commercial Services (3.7%)
	Iron Mountain, Inc.
13,250,000	6.625%, 01/01/16	13,250,000

	Computer Services (2.6%)
	SunGard Data Systems, Inc.
6,500,000	10.250%, 08/15/15	6,751,875
2,500,000	7.375%, 11/15/18	2,656,250

		9,408,125

	Consumer Products - Miscellaneous (0.6%)
	Scotts Miracle-Gro Co.
2,000,000	7.250%, 01/15/18	2,155,000

	Containers - Metal/Glass (1.3%)
	Owens-Brockway Glass Container, Inc.
4,250,000	7.375%, 05/15/16	4,781,250

	Containers - Paper/Plastic (3.1%)
	Berry Plastics Corp.
5,500,000	5.321%, 02/15/15 Floating Rate Note	5,500,000

	Graphic Packaging Holding Co.
5,100,000	9.500%, 06/15/17	5,661,000

		11,161,000

	Distribution/Wholesale (0.5%)
	McJunkin Red Man Corp.
1,750,000	9.500%, 12/15/16	1,907,500

	Diverse Operations/Commercial Services (2.4%)
	Aramark Corp.
8,500,000	8.500%, 02/01/15	8,712,585

	Diversified Manufacturing Operations (0.8%)
	SPX Corp.
2,750,000	6.875%, 09/01/17	3,011,250

	E-Commerce/Services (1.4%)
	Expedia, Inc.
5,000,000	5.950%, 08/15/20	5,149,510

	Electronics - Military (0.2%)
	L-3 Comms Corp.
850,000	6.375%, 10/15/15	870,188

	Engines - Internal Combustion (0.4%)
	Briggs & Stratton
1,500,000	6.875%, 12/15/20	1,545,000

	Financial - Investment Banker/Broker (0.6%)
	Oppenheimer Holdings, Inc.
2,000,000	8.750%, 04/15/18	2,040,000

	Food - Canned (2.0%)
	Treehouse Foods, Inc.
6,750,000	7.750%, 03/01/18	7,315,313

	Food - Miscellaneous/Diversified (0.8%)
	B&G Foods, Inc.
1,500,000	7.625%, 01/15/18	1,610,625

	Pinnacle Foods Finance LLC
1,000,000	8.250%, 09/01/17	1,085,000

		2,695,625

	Food - Retail (2.2%)
	Ingles Markets, Inc.
1,500,000	8.875%, 05/15/17	1,623,750

	Stater Brothers Holdings, Inc.
2,000,000	7.750%, 04/15/15	2,042,500

	SUPERVALU, INC.
4,150,000	8.000%, 05/01/16	4,347,125

		8,013,375

	Funeral Service & Related Items (3.9%)
	Service Corp. International
9,500,000	7.375%, 10/01/14	10,378,750

	Stewart Enterprises, Inc.
3,500,000	6.500%, 04/15/19	3,648,750

		14,027,500

	Hotels & Motels (1.0%)
	Gaylord Entertainment Co.
3,500,000	6.750%, 11/15/14	3,517,500

	Machinery - Construction & Mining (0.8%)
	Terex Corp.
2,750,000	8.000%, 11/15/17	2,846,250

	Machinery - Farm (1.1%)
	Case Corp.
3,500,000	7.250%, 01/15/16	3,841,250

	Medical - Drugs (0.7%)
	Endo Pharmaceuticals Holdings, Inc.
2,250,000	7.000%, 07/15/19	2,401,875

	Medical - Hospitals (5.3%)
	HCA, Inc.
3,750,000	6.750%, 07/15/13	3,900,000
14,000,000	6.500%, 02/15/16	14,910,000

		18,810,000

	Medical Products (0.9%)
	Teleflex, Inc.
3,125,000	6.875%, 06/01/19	3,367,188

	Motion Pictures & Services (0.8%)
	Lions Gate Entertainment Corp.
2,750,000	10.250%, 11/01/16	3,028,438

	Non - Hazardous Waste Disposal (0.5%)
	Covanta Holding Corp.
1,550,000	7.250%, 12/01/20	1,667,581

	Office Automation & Equipment (0.7%)
	CDW LLC and CDW Finance Corp.
2,500,000	8.500%, 04/01/19	2,656,250

	Oil Company - Exploration & Production (4.6%)
	Berry Petroleum Co.
900,000	8.250%, 11/01/16	938,250

	Stone Energy Corp.
1,750,000	8.625%, 02/01/17	1,828,750

	Whiting Petroleum Corp.
2,200,000	6.500%, 10/01/18	2,343,000

	WPX Energy, Inc.
11,275,000	5.250%, 01/15/17 144A	11,218,625

		16,328,625

	Oil Field Services (0.8%)
	SESI LLC
2,750,000	6.375%, 05/01/19	2,915,000

	Oil Refining & Marketing (1.1%)
	Tesoro Corp.
3,750,000	6.500%, 06/01/17	3,853,125

	Pipelines (4.5%)
	Atlas Pipeline Partners L.P.
3,250,000	8.750%, 06/15/18	3,461,250

	Copano Energy LLC
6,500,000	7.750%, 06/01/18	6,808,750

	Markwest Energy Partners, L.P.
850,000	6.750%, 11/01/20	918,000

	Targa Resources Partners LP
4,500,000	8.250%, 07/01/16	4,736,250

		15,924,250

	Printing/Commercial (0.6%)
	Deluxe Corp.
2,100,000	7.000%, 03/15/19	2,173,500

	Private Corrections (1.0%)
	Corrections Corporation of America
905,000	6.750%, 01/31/14	906,131

	GEO Group, Inc.
2,500,000	7.750%, 10/15/17	2,703,125

		3,609,256

	Publishing - Periodicals (1.2%)
	Nielsen Finance LLC
2,000,000	7.750%, 10/15/18	2,205,000

	Reader's Digest Association, Inc.
2,250,000	9.500%, 02/15/17 Floating Rate Note	1,985,625

		4,190,625

	Real Estate Investment Trust - Health Care (0.7%)
	MPT Operating Partnership LP
2,250,000	6.875%, 05/01/21	2,351,250

	Real Estate Investment Trust - Hotels (4.1%)
	Host Hotels & Resorts LP
14,250,000	6.750%, 06/01/16	14,677,500

	Real Estate Management/Service (0.7%)
	CB Richard Ellis Services, Inc.
2,250,000	6.625%, 10/15/20	2,390,625

	Rental - Auto/Equipment (3.2%)
	Hertz Corp.
4,250,000	6.750%, 04/15/19	4,398,750
2,405,000	6.750%, 04/15/19 144A	2,489,175

	United Rentals (North America), Inc.
4,250,000	8.375%, 09/15/20	4,398,750

		11,286,675

	Retail - Apparel/Shoe (1.3%)
	PVH Corp.
4,250,000	7.375%, 05/15/20	4,685,625

	Retail - Mail Order (1.5%)
	QVC, Inc.
4,750,000	7.500%, 10/01/19 144A	5,213,125

	Retail - Perfume & Cosmetics (1.1%)
	Sally Holdings LLC
3,750,000	6.875%, 11/15/19	3,993,750

	Satellite Telecommunications (2.5%)
	Hughes Satellite Systems Corp.
6,000,000	6.500%, 06/15/19	6,270,000

	Intelsat Jackson Holdings Ltd.
2,400,000	9.500%, 06/15/16	2,508,000

		8,778,000

	Semiconductor Equipment (1.3%)
	Sensata Technologies BV
4,500,000	6.500%, 05/15/19		4,708,125

	Telecom Services (2.9%)
	GCI, Inc.
3,250,000	6.750%, 06/01/21		3,270,313

	tw telecom holdings, inc.
6,500,000	8.000%, 03/01/18		7,101,250

			10,371,563

	Telephone - Integrated (3.7%)
	Qwest Communications International, Inc.
13,000,000	7.500%, 02/15/14		13,065,000

	Theaters (2.8%)
	Cinemark USA, Inc.
3,750,000	7.375%, 06/15/21		4,021,875

	National CineMedia, Inc.
1,400,000	7.875%, 07/15/21		1,491,000

	Regal Entertainment Group
4,000,000	9.125%, 08/15/18		4,380,000

			9,892,875

	Transport - Marine (0.8%)
	Martin Midstream Partners L.P.
2,700,000	8.875%, 04/01/18		2,781,000

	Vitamins & Nutrition Products (0.4%)
	NBTY, Inc.
1,250,000	9.000%, 10/01/18		1,376,563

	Wireless Equipment (1.9%)
	Crown Castle International Corp.
6,250,000	9.000%, 01/15/15		6,875,000

	Total Corporate Bonds		341,550,736

	Total Investments (cost $339,262,877- note b)	95.5%	341,550,736
	Other assets less liabilities	4.5	16,040,078
	Net Assets	100.0%	$357,590,814

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

Percent of
Portfolio Distribution (unaudited)	Investments
Advertising/Sales	0.7%
Advertising Services	0.5
Apparel Manufacturers	2.0
Auto - Medium & Heavy Duty Trucks	0.7
Cable & Satellite TV	4.3
Casino Hotels	1.7
Coal	5.1
Commercial Services	3.9
Computer Services	2.8
Consumer Products - Miscellaneous	0.6
Containers - Metal/Glass	1.4
Containers - Paper/Plastic	3.3
Distribution/Wholesale	0.6
Diverse Operations/Commercial Services	2.6
Diversified Manufacturing Operations	0.9
E-Commerce/Services	1.5
Electronics - Military	0.3
Engines - Internal Combustion	0.5
Financial - Investment Banker/Broker	0.6
Food - Canned	2.1
Food - Miscellaneous/Diversified	0.8
Food - Retail	2.3
Funeral Service & Related Items	4.1
Hotels & Motels	1.0
Machinery - Construction & Mining	0.8
Machinery - Farm	1.1
Medical - Drugs	0.7
Medical - Hospitals	5.5
Medical Products	1.0
Motion Pictures & Services	0.9
Non - Hazardous Waste Disposal	0.5
Office Automation & Equipment	0.8
Oil Company - Exploration & Production	4.8
Oil Field Services	0.9
Oil Refining & Marketing	1.1
Pipelines	4.7
Printing/Commercial	0.6
Private Corrections	1.1
Publishing - Periodicals	1.2
Real Estate Investment Trust - Health Care	0.7
Real Estate Investment Trust - Hotels	4.3
Real Estate Management/Service	0.7
Rental - Auto/Equipment	3.3
Retail - Apparel/Shoe	1.4
Retail - Mail Order	1.5
Retail - Perfume & Cosmetics	1.2
Satellite Telecommunications	2.6
Semiconductor Equipment	1.4
Telecom Services	3.0
Telephone - Integrated	3.8
Theaters	2.9
Transport - Marine	0.8
Vitamins & Nutrition Products	0.4
Wireless Equipment	2.0
100.0%

See accompanying notes to financial statements.

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2012
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $339,262,877 amounted to $2,287,859, which consisted of aggregate gross unrealized appreciation of $3,960,168 and aggregate gross unrealized depreciation of $1,672,309.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of March 31, 2012:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs+:
Corporate Obligations	341,550,736
Level 3 – Significant Unobservable Inputs	-
Total	$341,550,736
+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)           The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b)           The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA THREE PEAKS HIGH INCOME FUND

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President, Trustee and Chair
May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President, Trustee and Chair
May 24, 2012

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
May 24, 2012